Certain transactions (Acquisitions Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended
		Apr. 30, 2020	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Share issued, value	[1]							$ 4,340	$ 54,635
Retention bonus expensed during period							$ 242
Fair value of contingent consideration	[2]						$ 4,240	4,240
Other account payables and accrued expenses						$ 28,288		21,426	10,231
Long-term loan and other non-current liabilities						3,932		5,612	3,280
And Co. Ventures Inc
Business Acquisition [Line Items]
Total Consideration					$ 3,250
Escrow					500
Value of shares issued for acquisition					1,640
Share price			$ 22.41				$ 22.41
Share issued			9,606
Share issued, value			$ 215
Signing bonus					1,125
Retention bonus			$ 566
Retention bonus expensed during period						93		211	$ 1,500
Acquisition expenses					$ 64
And Co. Ventures Inc | Trade name
Business Acquisition [Line Items]
Estimated amortization period					10 years
And Co. Ventures Inc | Developed technology
Business Acquisition [Line Items]
Estimated amortization period					5 years
And Co. Ventures Inc | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period					3 years
Clear Voice, Inc.
Business Acquisition [Line Items]
Total Consideration				$ 11,786
Escrow				3,500
Retention bonus				1,450
Retention bonus expensed during period						$ 121		1,329
Acquisition expenses							$ 183	183
Contingent payments				8,000
Business Combination Milestone Payments						3 years
Fair value of contingent consideration				$ 4,240
Other account payables and accrued expenses						$ 5,096		3,888
Long-term loan and other non-current liabilities						$ 974		$ 2,439
Payments to the former shareholders		$ 4,000
Clear Voice, Inc. | Trade name
Business Acquisition [Line Items]
Estimated amortization period				5 years
Clear Voice, Inc. | Developed technology
Business Acquisition [Line Items]
Estimated amortization period				5 years
Clear Voice, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period				3 years

[1]	*See note 3 and note 13
[2]	*See note 3